Non-Marketable Equity Securities (Tables)	9 Months Ended
Sep. 30, 2021
Investments, Debt and Equity Securities [Abstract]
Summary of Carrying Value of the Non-marketable Equity Securities	The carrying value of the
non-marketable
equity securities as of September 30, 2021, is summarized below.

Initial cost as of April 26, 2021	$1,759
Change in fair value	(645)

Balance as of September 30, 2021	$1,114